Income and mining taxes - Movement in the net deferred tax liabilities (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
INCOME AND MINING TAXES [Abstract]
Balance at the beginning of the year	$ (66.8)	$ (69.6)
Recognized in net (loss) earnings	(3.2)	2.8
Total movement in the net deferred tax liabilities	$ (70.0)	$ (66.8)